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                                ING EQUITY TRUST
                           ING FINANCIAL SERVICES FUND

                         Supplement dated June 14, 2004
                   to the ING Financial Services Fund Class C
                    Statement of Additional Information (SAI)
                               Dated June 1, 2004

Effective immediately, the following sentence is added to the end of the second paragraph under the section entitled ""Synthetic" Convertible Securities - Securities of Banks and Thrifts":

      The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE